Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands		Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Deficit [Member]	Attributable to Shareholders of the Parent Company [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Aug. 31, 2017		$ 800,894	$ 25,870	$ (170,505)	$ (667,617)	$ (11,358)	$ (11,908)	$ (23,266)
Beginning Balance (Shares) at Aug. 31, 2017								14,846,938
Share based compensation			55			55		$ 55
Shares issued for interest on convertible note		691				691		$ 691
Shares issued for interest on convertible note (Shares)								244,063
Equity impact from partial sale of Waterberg					15,239	15,239	1,952	$ 17,191
Contributions of Waterberg JV Co							1,395	1,395
Foreign currency translation adjustment				11,678		11,678	(4,596)	7,082
Net loss for the year					(24,668)	(24,668)	(2,216)	(26,884)
Ending Balance at Feb. 28, 2018		801,585	25,925	(158,827)	(677,046)	(8,363)	(15,373)	$ (23,736)
Ending Balance (Shares) at Feb. 28, 2018								15,091,001
Share based compensation			25			25		$ 25
Shares issued for interest on convertible note		725				725		$ 725
Shares issued for interest on convertible note (Shares)								757,924
Units issued - financing		18,557				18,557		$ 18,557
Units issued - financing (Shares)								13,254,486
Unit issuance costs		(2,413)				(2,413)		$ (2,413)
Non-controlling interest impact of the sale of Maseve				(11,114)	(7,690)	(18,804)	18,804
Equity impact from partial sale of Waterberg					(1,067)	(1,067)		(1,067)
Contributions of Waterberg JV Co							3,241	3,241
Foreign currency translation adjustment				(5,328)		(5,328)	4,606	(722)
Tax impact from Waterberg and other equity transactions				15,527	(15,527)
Net loss for the year					(14,014)	(14,014)	(126)	(14,140)
Ending Balance (Increase (decrease) due to changes in accounting policy [member]) at Aug. 31, 2018	[1]				(5,781)	(5,781)		(5,781)
Ending Balance (Restated [member]) at Aug. 31, 2018		818,454	25,950	(159,742)	(721,125)	(36,463)	11,152	(25,311)
Ending Balance at Aug. 31, 2018		818,454	25,950	(159,742)	(721,125)	(36,463)	11,152	$ (19,530)
Ending Balance (Shares) (Restated [member]) at Aug. 31, 2018								29,103,411
Ending Balance (Shares) at Aug. 31, 2018								29,103,411
Share based compensation			16			16		$ 16
Shares issued for interest on convertible note		687				687		$ 687
Shares issued for interest on convertible note (Shares)								545,721
Share issuance - financing		4,155				4,155		$ 4,155
Share issuance - financing (Shares)								3,124,059
Share issuance costs		(107)				(107)		$ (107)
Warrants exercised		40				40		$ 40
Warrants exercised (Shares)								22,700
Contributions of Waterberg JV Co					582	582	2,242	$ 2,824
Foreign currency translation adjustment				1,208		1,208		1,208
Net loss for the year					(9,455)	(9,455)		(9,455)
Ending Balance at Feb. 28, 2019		$ 823,229	$ 25,966	$ (158,534)	$ (729,998)	$ (39,337)	$ 13,394	$ (25,943)
Ending Balance (Shares) at Feb. 28, 2019								32,795,891

[1]	See Note 2 and Note 5 below for details.